TAXES PAYABLE (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Taxes Payable [Line Items]
VAT payable	¥ 1,636,737	$ 257,291	¥ 643,896
Income tax payable	440,030	69,172	440,030
Other taxes payable	261,128	41,049	165,068
Total taxes payable	¥ 2,337,895	$ 367,512	¥ 1,248,994